                      Supplement Dated January 2, 2001 to

                        Prospectus Dated May 1, 2000 for

           New York Life LifeStages Flexible Premium Variable Annuity
                   New York Life LifeStages Variable Annuity
                      LifeStages Access Variable Annuity

                                      and
                                       to
                     Prospectus Dated November 1, 2000 for

                    LifeStages Premium Plus Variable Annuity

                                All Investing In

                  NYLIAC Variable Annuity Separate Account III

This supplement provides information that you should know before you invest in the above-captioned policies. You should read this information carefully and retain it for future reference. This supplement is not valid unless it is accompanied by a current prospectus for the policies. The terms we use in this supplement have the same meanings as in the prospectus for the policies.

Effective January 2, 2001, New York Life Investment Management LLC ("NYLIM") will assume the investment advisory responsibilities of Madison Square Advisors LLC ("Madison") with respect to the MainStay VP Bond Portfolio and the MainStay VP Growth Equity Portfolio, and of Monitor Capital Advisors LLC ("Monitor") with respect to the MainStay VP Indexed Equity Portfolio. NYLIM is registered with the SEC as an investment adviser and, like Madison and Monitor, is an indirect, wholly-owned subsidiary of New York Life Insurance Company. All references in your prospectus to Madison and Monitor should be changed to NYLIM effective on that date.

Madison and Monitor have concluded that the foregoing change to the advisory arrangements will not require shareholder approval. The same people who are currently performing investment advisory services for the Portfolios as employees of Madison and Monitor will continue to perform these services for the Portfolios as employees of NYLIM.


                New York Life Insurance and Annuity Corporation
                            (A Delaware Corporation)
                               51 Madison Avenue
                            New York, New York 10010

                        Supplement Dated January 2, 2001
                        to Prospectus Dated May 1, 2000

                         MainStay Plus Variable Annuity
                        MainStay Access Variable Annuity
                   and to Prospectus Dated June 26, 2001 for

                     MainStay Premium Plus Variable Annuity

                                All Investing in

                  NYLIAC Variable Annuity Separate Account III


This supplement provides information that you should know before you invest in the above-captioned policies. You should read this information carefully and retain it for future reference. This supplement is not valid unless it is accompanied by a current prospectus for the policies. The terms we use in this supplement have the same meanings as in the prospectus for the policies.

Effective January 2, 2001, New York Life Investment Management LLC ("NYLIM") will assume the investment advisory responsibilities of Madison Square Advisors LLC ("Madison") with respect to the MainStay VP Bond Portfolio and the MainStay VP Growth Equity Portfolio, and of Monitor Capital Advisors LLC ("Monitor") with respect to the MainStay VP Indexed Equity Portfolio. NYLIM is registered with the SEC as an investment adviser and, like Madison and Monitor, is an indirect, wholly-owned subsidiary of New York Life Insurance Company. All references in your prospectus to Madison and Monitor should be changed to NYLIM effective on that date.

Madison and Monitor have concluded that the foregoing change to the advisory arrangements will not require shareholder approval. The same people who are currently performing investment advisory services for the Portfolios as employees of Madison and Monitor will continue to perform these services for the Portfolios as employees of NYLIM.

                New York Life Insurance and Annuity Corporation
                            (A Delaware Corporation)
                               51 Madison avenue
                            New York, New York 10010

                     AmSouth Premium Plus Variable Annuity

                                  Investing In

                  NYLIAC Variable Annuity Separate Account III

     Supplement Dated January 2, 2001 to Prospectus Dated December 29, 2000

This supplement provides information that you should know before you invest in the above-captioned policies. You should read this information carefully and retain it for future reference. This supplement is not valid unless it is accompanied by a current prospectus for the policies. The terms we use in this supplement have the same meanings as in the prospectus for the policies.

Effective January 2, 2001, New York Life Investment Management LLC ("NYLIM") will assume the investment advisory responsibilities of Madison Square Advisors LLC ("Madison") with respect to the MainStay VP Bond Portfolio and the MainStay VP Growth Equity Portfolio, and of Monitor Capital Advisors LLC ("Monitor") with respect to the MainStay VP Indexed Equity Portfolio. NYLIM is registered with the SEC as an investment adviser and, like Madison and Monitor, is an indirect, wholly-owned subsidiary of New York Life Insurance Company. All references in your prospectus to Madison and Monitor should be changed to NYLIM effective on that date.

Madison and Monitor have concluded that the foregoing change to the advisory arrangements will not require shareholder approval. The same people who are currently performing investment advisory services for the Portfolios as employees of Madison and Monitor will continue to perform these services for the Portfolios as employees of NYLIM.

                New York Life Insurance and Annuity Corporation
                            (A Delaware Corporation)
                               51 Madison Avenue
                            New York, New York 10010